COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Text Block]
NOTE 11 – COMMITMENTS AND CONTINGENCIES

Generally speaking, the Securities and Exchange Commission guidelines require a company to report any pending legal and/or regulatory proceedings that involve a claim for damages in excess of ten percent (10%) of its current assets. The litigation and proceedings discussed below do not necessarily meet this threshold, but are included in the interest of disclosure.  The Company is also sometimes engaged in routine litigation incidental to its business. In general, the Company will vigorously defend itself against all claims to the fullest extent possible. The legal proceedings exclude certain insurance claims for which the Company believes are covered and defended by existing insurance policies and ordinary and incidental matters.

Littlefield Corporation f/k/a/ American Bingo and Gaming v. Philip Furtney, Case No.: 2001 CA 4000, Circuit Court of the Twelfth Judicial Circuit in and for Manatee County, Florida.

In this case, Littlefield is Plaintiff and seeks recovery from the estate of Philip Furtney [“Furtney”] for fraud and negligent misrepresentations.  This litigation arises from the 1995 acquisition of three Florida bingo centers by a predecessor, American Bingo & Gaming Corporation, from two corporations controlled by Furtney – Pondella Hall for Hire, Inc., [“Pondella”] and 800438 Ontario.

Several months after the acquisition of the three centers, the Florida Office of Statewide Prosecution obtained an indictment for alleged racketeering against two American Bingo subsidiaries that operated two of the centers and the Florida Attorney General brought a civil proceeding for racketeering against the same two subsidiaries and American Bingo based upon the same allegations.  The indictment and civil litigation were the result of an investigation that had been ongoing for over one year prior to the acquisition of the centers.  Furtney was aware of the investigation and its serious nature, but did not disclose the investigation to American Bingo.  In fact, even though Furtney was aware of the investigation, the acquisition agreements related to the sales specifically and falsely stated that there were not any ongoing governmental investigations.  Furtney was admittedly divesting himself of his interests in these and other bingo operations because of the investigation.

American Bingo won the dismissal of the civil action, settled the criminal case, and sold its Florida centers as a condition of the settlement.  Nonetheless, American Bingo suffered significant damages as a result of Furtney’s conduct.

The resolution of this long pending matter was substantially delayed when Furtney, a citizen of Canada and part time resident of Mexico, avoided service of the Complaint for several years.  Littlefield was finally successful in serving Furtney when he was in the United States in 2005, to attend related litigation.   However, Furtney passed away in September 2007, several months before the scheduled trial date.  In the event a defendant dies following the commencement of litigation, the Florida Rules of Civil Procedure provides that a plaintiff may substitute the “proper parties” as the defendant and continue to pursue the claim to judgment.  Furtney’s Estate Trustee, Bruce Furtney, was substituted as the defendant and Littlefield has continued to pursue its claims for damages from Furtney’s Estate, including all sums paid in the acquisition of the three centers, all costs incurred by American Bingo in the litigation with the state of Florida, and the amount of judgments Littlefield was required to pay to Pondella and 800438 Ontario as a result of related litigation.

After the substitution of Estate Trustee Bruce Furtney as the defendant, he discharged Furtney’s previous counsel and retained his own counsel which resulted in additional delay.  Prior to his dismissal, Furtney’s counsel filed a motion for summary judgment seeking the dismissal of the claims, arguing that the claims were barred by the previous judgments in the related litigation with Pondella and Ontario; he also argued that the claims against Furtney were time-barred by the statute of limitations.  The attorney retained by Bruce Furtney continued in raising these arguments and a hearing on the motion was conducted in July 2009.  The Court entered an order in March 2010, denying the motion for summary judgment and rejecting the arguments in their entirety; the case was then scheduled for trial.

The case was set for trial in March 2011.  However, according to court filings by the attorney for Bruce Furtney in the thirty days before the scheduled trial, his client was resigning as Trustee and Furtney’s two sons were being appointed as successor Trustees.  Additionally, Bruce Furtney’s counsel sought to withdraw from the case because Furtney’s sons wanted different counsel to represent them as the Trustees. As a result of these representations, the court permitted Bruce Furtney’s counsel to withdraw and subsequently postponed the trial.  The change of Trustees has not yet occurred, but a new attorney has entered an appearance.  The case is now set for trial during the month of October 2011, and the court has indicated that it will not permit any further delays.

Cause No.24, 182-B; West Texas Bingo, Inc. v. Janie Wall, in the 104th Judicial District Court of Taylor County, Texas.

This suit is no longer pending. In this case, Plaintiff was a wholly-owned subsidiary of the Company. The Plaintiff filed suit against the Defendants alleging the Defendants interfered with the Plaintiff's bingo operations and/or business operations located in Abilene, Texas. The Defendants asserted counterclaims against the Plaintiff alleging that the Plaintiff's claims were harassing and constituted intentional infliction of emotional distress. Defendant's claims were dismissed by the Court via summary judgment in June 2008.

Defendants subsequently alleged that the Company and its CEO were the alter-ego of the Plaintiff and asserted third-party claims against them.  These claims were dismissed by the Court via summary judgment in July 2010.

A mediation was conducted in January 2010 and in April 2010, but the case did not settle. In January 2011, this matter was resolved pursuant to the terms and conditions of a confidential settlement agreement entered into by the parties within which for consideration the Defendants surrendered their licenses to play bingo for a specified period of time.

Cause No. 2009-CI-14245, B-Y Mission Plaza CC, Ltd. v. Coastal Bend Bingo, Inc. and Littlefield Corporation, in the 285th District Court of Bexar County, Texas.

This suit is no longer pending.  B-Y Mission, Plaintiff, filed suit against the Company and one of its affiliates, alleging breach of a lease agreement between B-Y Mission, Landlord, and Coastal Bend, Lessee, and seeking to compel arbitration of the dispute. The Company is the Guarantor of the lease entered into by one of its affiliates, Coastal Bend. Coastal Bend attempted to terminate the lease under a clause of the lease that the Company believes permits termination of the lease under the circumstances and tendered the appropriate termination amount. The Company also asserted that B-Y Mission engaged in fraud by, among other things, making material misrepresentations in connection with the lease. The Landlord contended the termination was wrongful and sought recovery of all remaining rental payments.

As a result of an arbitration conducted on March 31 and April 1, 2010, the arbitrator determined that the Company’s affiliate did not have grounds to terminate the lease as alleged.  However, the arbitrator also determined that Company’s affiliate was entitled to a reduction of the amount of common area maintenance, insurance and taxes charged by the Landlord for the remainder of the lease.  The arbitrator awarded the Landlord an amount for past rent and for attorney fees, which has been fully paid by the Company.   The Company recorded a $122,449 charge in its first quarter 2010 results to reflect this judgment. On April 29, 2010, the Court entered its final judgment adopting the decision and award of the arbitrator.   The judgment expressly recites that all monetary awards therein have been fully satisfied by the Company and its affiliate.  Pursuant to the private agreement between the parties, the award of the arbitrator and the judgment adopting the same are not subject to appeal by any party.

NOTE 14 – COMMITMENTS AND CONTINGENCIES

(a) Operating Leases

The Company is obligated under various operating leases.  Generally, the leases provide for minimum annual rentals as well as a proportionate share of the real estate taxes, insurance and certain common area charges.  Minimum annual rentals under these leases are as follows:

Year Ending December 31,	Minimum Rentals
2011	2,147,599
2012	1,714,369
2013	1,366,683
2014	908,177
2015	707,170
Thereafter	732,699
Total minimum annual rentals	$7,576,697

Rent expense for the years ended December 31, 2010 and 2009, amounted to approximately $2.26 million and $2.5 million, respectively.

In 2003, the Company leased out Grandview Bingo in Amarillo.  The arrangement is that of a standard monthly sublease and not a per-session lease.  The tenant provided a $7,800 security deposit.   The minimum annual future receipts under this sublease are as follows:

Year Ending December 31,	Minimum Rent
2011	93,600
2012	93,600
2013	93,600
2014	93,600
2015	31,200
Total minimum annual rentals	$405,600

(b) Legal

Generally speaking, the Securities and Exchange Commission guidelines require a company to report any pending legal and/or regulatory proceedings that involve a claim for damages in excess of ten percent (10%) of its current assets. The litigation and proceedings discussed below do not necessarily meet this threshold, but are included in the interest of disclosure.  The Company is also sometimes engaged in routine litigation incidental to its business. In general, the Company will vigorously defend itself against all claims to the fullest extent possible. The legal proceedings exclude certain insurance claims for which the Company believes are covered and defended by existing insurance policies and ordinary and incidental matters.

Littlefield Corporation f/k/a/ American Bingo and Gaming v. Philip Furtney, Case No.: 2001 CA 4000, Circuit Court of the Twelfth Judicial Circuit in and for Manatee County, Florida.

In this case, Littlefield is Plaintiff and seeks recovery from the estate of Philip Furtney [“Furtney”] for fraud and negligent misrepresentations.  This litigation arises from the 1995 acquisition of three Florida bingo centers by a predecessor, American Bingo & Gaming Corporation, from two corporations controlled by Furtney – Pondella Hall for Hire, Inc., [“Pondella”] and 800438 Ontario.

Several months after the acquisition of the three centers, the Florida Office of Statewide Prosecution obtained an indictment for alleged racketeering against two American Bingo subsidiaries that operated two of the centers and the Florida Attorney General brought a civil proceeding for racketeering against the same two subsidiaries and American Bingo based upon the same allegations.

The indictment and civil litigation were the result of an investigation that had been ongoing for over one year prior to the acquisition of the centers.  Furtney was aware of the investigation and its serious nature, but did not disclose the investigation to American Bingo.  In fact, even though Furtney was aware of the investigation, the acquisition agreements related to the sales specifically and falsely stated that there were not any ongoing governmental investigations.  Furtney was admittedly divesting himself of his interests in these and other bingo operations because of the investigation.

American Bingo won the dismissal of the civil action, settled the criminal case, and sold its Florida centers as a condition of the settlement.   Nonetheless, American Bingo suffered significant damages as a result of Furtney’s conduct.

The resolution of this long pending matter was substantially delayed when Furtney, a citizen of Canada and part time resident of Mexico, avoided service of the Complaint.  Littlefield was finally successful in serving Furtney when he was in the United States in 2005, to attend related litigation.   However, Furtney passed away in September 2007, several months before the scheduled trial date.  In the event a defendant dies following the commencement of litigation, the Florida Rules of Civil Procedure provides that a plaintiff may substitute the “proper parties” as the defendant and continue to pursue the claim to judgment.  Furtney’s Estate Trustee, Bruce Furtney, was substituted as the defendant and Littlefield has continued to pursue its claims for damages from Furtney’s Estate, including all sums paid in the acquisition of the three centers, all costs incurred by American Bingo in the litigation with the state of Florida, and the amount of judgments Littlefield was required to pay to Pondella and 800438 Ontario as a result of related litigation.

After the substitution of Estate Trustee Bruce Furtney as the defendant, he discharged Furtney’s previous counsel and retained his own counsel which resulted in additional delay.  Prior to his dismissal, Furtney’s counsel filed a motion for summary judgment seeking the dismissal of the claims, arguing that the claims were barred by the previous judgments in the related litigation with Pondella and Ontario; he also argued that the claims against Furtney were time-barred by the statute of limitations.  The attorney retained by Bruce Furtney continued in raising these arguments and a hearing on the motion was conducted in July 2009.  The Court entered an order in March 2010, denying the motion for summary judgment and rejecting the arguments in their entirety; the case was then scheduled for trial.

The case is now set for trial on a three week trial calendar beginning March 14, 2011.   However, according to recent court filings by the attorney for Bruce Furtney, disagreements regarding the handling the Estate generally and this litigation in particular have arisen between Furtney and the two beneficiaries of the Estate, Furtney’s sons.  As a result of these disagreements, Bruce Furtney is resigning as Trustee and Furtney’s two sons are being appointed as successor Trustees, which means they must be substituted as parties in the case once they are officially appointed as Estate Trustees.  Furtney’s sons have threatened to sue Bruce Furtney and they want a different counsel to represent them in this case.   Bruce Furtney’s counsel was permitted to withdraw due to a conflict of interest and the Court has given Furtney’s sons until March 11, 2011, to obtain counsel to represent them.  This substitution of the new Trustees may result in a delay of the March trial date.

Cause No.24, 182-B; West Texas Bingo, Inc. v. Janie Wall, in the 104th Judicial District Court of Taylor County, Texas.

In this case, Plaintiff was a wholly-owned subsidiary of the Company. The Plaintiff filed suit against the Defendants alleging the Defendants interfered with the Plaintiff's bingo operations and/or business operations located in Abilene, Texas. The Defendants asserted counterclaims against the Plaintiff alleging that the Plaintiff's claims were harassing and constituted intentional infliction of emotional distress. Defendant's claims were dismissed by the Court via summary judgment in June 2008.

Defendants subsequently alleged that the Company and its CEO were the alter-ego of the Plaintiff and asserted third-party claims against them.  These claims were dismissed by the Court via summary judgment in July 2010.

A mediation was conducted in January 2010 and in April 2010, but the case did not settle. In January 2011, this matter was resolved pursuant to the terms and conditions of a confidential settlement agreement entered into by the parties within which for consideration the Defendants surrendered their licenses to play bingo for a specified period of time.

Cause No. 2009-CI-14245, B-Y Mission Plaza CC, Ltd. v. Coastal Bend Bingo, Inc. and Littlefield Corporation, in the 285th District Court of Bexar County, Texas.

As of April 30, 2010, the suit is no longer pending.  B-Y Mission, Plaintiff, filed suit against the Company and one of its affiliates, alleging breach of a lease agreement between B-Y Mission, Landlord, and Coastal Bend, Lessee, and seeking to compel arbitration of the dispute. The Company is the Guarantor of the lease entered into by one of its affiliates, Coastal Bend. Coastal Bend attempted to terminate the lease under a clause of the lease that the Company believes permits termination of the lease under the circumstances and tendered the appropriate termination amount. The Company also asserted that B-Y Mission engaged in fraud by, among other things, making material misrepresentations in connection with the lease. The Landlord contended the termination was wrongful and seeks recovery of all remaining rental payments.

As a result of an arbitration conducted on March 31 and April 1, 2010, the arbitrator determined that the Company’s affiliate did not have grounds to terminate the lease as alleged.  However, the arbitrator also determined that Company’s affiliate was entitled to a reduction of the amount of common area maintenance, insurance and taxes charged by the Landlord for the remainder of the lease.   The arbitrator awarded the Landlord an amount for past rent and for attorney fees, which has been fully paid by the Company.   The Company recorded a $122,449 charge in its first quarter 2010 results to reflect this judgment. On April 29, 2010, the Court entered its final judgment adopting the decision and award of the arbitrator.   The judgment expressly recites that all monetary awards therein have been fully satisfied by the Company and its affiliate.  Pursuant to the private agreement between the parties, the award of the arbitrator and the judgment adopting the same are not subject to appeal by any party.

(c) Stock Repurchase Plan

During the second quarter of 1998, the Company authorized a stock repurchase program to purchase up to 1,000,000 shares of its common stock.  On February 8, 2000, the Company amended the stock repurchase program to permit purchase of up to 2,000,000 shares of its common stock at such time and prices the Company deems advantageous.  The amount was subsequently increased to 3,000,000 shares. During 2009, the Company reinstated its share repurchase program and authorized the purchase of up to an additional $500,000 of its common shares. During 2009, 159,385 shares of its common shares were repurchased for $114,906. During 2010, 694,008 shares of its common shares were repurchased for $482,752. There is no commitment or obligation on the part of the Company to purchase any particular number of shares, and the program may be suspended at any time at the Company’s discretion.  Any shares so repurchased will be held as treasury shares and be available for general corporate purposes.

(d) Concentration of Credit Risk

The Company maintains its cash and certificates of deposit in banks which are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000.  At December 31, 2010, cash in banks did not exceed FDIC coverage limits.

(e) 401(K) and Employee Stock Ownership Plan

The Company has a 401(K) and Employee Stock Ownership Plan that was instituted in 2001.  In 2010, employees were allowed to defer up to 90% of their wages to a maximum of $16,500 or $22,000 depending upon age, tax deferred, for retirement purposes.  The Company has no obligation to match any of the employee deferrals and contributions to the plan are at the discretion of management.  For the years ended December 31, 2010 and 2009, the Company contributed $0 and $0 respectively, into the Plan.

(f) Employee Stock Purchase Plan

During 2002, the Company implemented the 2002 Employee Stock Purchase Plan to allow employees of Littlefield Corporation and any subsidiaries to acquire stock ownership in the Company.  The Company has reserved 500,000 shares under this plan.  Offering of shares under this plan will commence  1) on the first day of each fiscal year and will end on the last day of the fiscal year or  2) at the sole discretion of the administrators.  Any offerings that remain unsold during the offering period shall expire and shall be made available for grant in future offering periods.  Eligible employees shall elect to make contributions between 1% and 10% of gross compensation.  The exercise price of any shares purchased by a participant shall be at eighty-five percent (85%) of the lower of the fair market value of the common stock on the date of the grant or date of exercise.   Through December 31, 2010, 293,140 shares have been purchased through this program.  Of the shares purchased, 31,085 shares were purchased in 2010 and 58,974 in 2009.

(g) Employment Agreement

During 2009, the Company renewed and modified its employment agreement with its President and CEO to extend through December 31, 2011. Should the Company terminate the employment agreement without cause, the Company would be liable for twelve months of the then current salary, the acceleration of unvested stock-based compensation, payment of deferred compensation and other stated benefits earned in cash.